Notes Payable (Details Textual)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Long-term Debt, Gross		300,000
Debt Instrument, Interest Rate, Stated Percentage	4.25%	4.25%
Debt Instrument, Unamortized Discount	$ 20,000